Reconciliation of the Changes in Carrying Amounts of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011 North America Cruise Brands	Nov. 30, 2010 North America Cruise Brands	Nov. 30, 2009 North America Cruise Brands	Nov. 30, 2011 EAA Cruise Brands	Nov. 30, 2010 EAA Cruise Brands
Goodwill [Line Items]
Beginning Balance	$ 3,320	$ 3,451	$ 1,898	$ 1,898	$ 1,898	$ 1,422	$ 1,553
Foreign currency translation adjustment	2	(131)				2	(131)
Ending Balance	$ 3,322	$ 3,320	$ 1,898	$ 1,898	$ 1,898	$ 1,424	$ 1,422